Long Term liabilities (Parenthetical) (Detail)	12 Months Ended			12 Months Ended						12 Months Ended												12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended											12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Dec. 31, 2012 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Dec. 31, 2011 Algonquin Power Co Revolving Credit Facility LIBOR CAD	Dec. 31, 2013 Algonquin Power Co Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co Senior Unsecured Notes 4.82% Senior Unsecured Notes CAD	Dec. 31, 2013 Algonquin Power Co Senior Unsecured Notes 5.5% Senior Unsecured Notes CAD	Dec. 31, 2012 Algonquin Power Co Senior Unsecured Notes 5.5% Senior Unsecured Notes CAD	Dec. 31, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility USD ($)	Jan. 02, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility USD ($)	Dec. 31, 2013 Algonquin Power Co Senior Debt Shady Oaks Wind Facility, Loan Facility LIBOR	Dec. 31, 2013 Algonquin Power Co Senior Debt 10.21% Senior Debt Long Sault Rapids	Dec. 31, 2012 Algonquin Power Co Senior Debt 10.21% Senior Debt Long Sault Rapids	Dec. 31, 2013 Algonquin Power Co Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2012 Algonquin Power Co Senior Debt Sanger Terminal Facility Bonds USD ($)	Dec. 31, 2013 Algonquin Power Co Senior Debt 11.6% Senior Debt Chute Ford	Dec. 31, 2012 Algonquin Power Co Senior Debt 11.6% Senior Debt Chute Ford	Dec. 31, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Sep. 30, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Sep. 29, 2013 Liberty Utilities Revolving Credit Facility LIBOR USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co. Senior Unsecured Notes USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.51% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.49% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Jul. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.89% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Mar. 14, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.14% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.23% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 3.86% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Jul. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Utilities Co Senior Unsecured Notes, 4.26% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Calpeco Electric System Senior Unsecured Notes	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Calpeco Electric System Senior Unsecured Notes	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.59% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes California Pacific Electric Company, LLC, Senior Unsecured Notes, 5.19% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Liberty Water Co, Senior Unsecured Notes USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.37% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.94% USD ($)	Dec. 31, 2013 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Jul. 03, 2012 Liberty Utilities Senior Unsecured Notes Granite State Senior Unsecured Longterm Notes, 7.30% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 9.44% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.99% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 20, 2013 Liberty Utilities Bonds New England Gas System, First Mortgage Bonds, 7.24% USD ($)	Dec. 31, 2013 Liberty Utilities Bonds Litchfield Park Service Company Bonds, 5.95%	Dec. 31, 2012 Liberty Utilities Bonds Litchfield Park Service Company Bonds, 5.95%	Dec. 31, 2013 Liberty Utilities Bonds Litchfield Park Service Company Bonds, 6.75%	Dec. 31, 2012 Liberty Utilities Bonds Litchfield Park Service Company Bonds, 6.75%	Dec. 31, 2013 Liberty Utilities Loans Bella Vista Water Loans, 6.26%	Dec. 31, 2012 Liberty Utilities Loans Bella Vista Water Loans, 6.26%	Dec. 31, 2013 Liberty Utilities Loans Bella Vista Water Loans, 6.10%	Dec. 31, 2012 Liberty Utilities Loans Bella Vista Water Loans, 6.10%
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	200,000,000	200,000,000	120,000,000														$ 200,000,000	$ 200,000,000	$ 100,000,000
Debt instrument, basis spread on variable rate	1.75%									2.80%							1.25%
Revolving credit facility, maturity date	Nov. 16, 2015
Debt instrument, face value				150,000,000	150,000,000	135,000,000	135,000,000		150,000,000				19,200,000	19,200,000						125,000,000	225,000,000	50,000,000	50,000,000	50,000,000	115,000,000	115,000,000	115,000,000	60,000,000	60,000,000	60,000,000	15,000,000	15,000,000	15,000,000	25,000,000	25,000,000	25,000,000	75,000,000	75,000,000	75,000,000	25,000,000	25,000,000	25,000,000			25,000,000	25,000,000	45,000,000	45,000,000	50,000,000	50,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	6,500,000	6,500,000	7,000,000	7,000,000	6,000,000	6,000,000
Debt instrument, remaining principal amount								$ 122,000,000
Debt instrument, interest rate				4.82%	4.82%	5.50%	5.50%				10.21%	10.21%			11.60%	11.60%						3.51%	3.51%	3.51%	4.49%	4.49%	4.49%	4.89%	4.89%	4.89%	4.14%	4.14%	4.14%	3.23%	3.23%	3.23%	3.86%	3.86%	3.86%	4.26%	4.26%	4.26%			5.59%	5.59%	5.19%	5.19%	5.60%	5.60%	7.37%	7.37%	7.37%	7.94%	7.94%	7.94%	7.30%	7.30%	7.30%	9.44%	9.44%	7.99%	7.99%	7.24%	7.24%	5.95%	5.95%	6.75%	6.75%	6.26%	6.26%	6.10%	6.10%
Debt instrument, maturity date				Feb. 15, 2021	Feb. 15, 2021	Jul. 25, 2018	Jul. 25, 2018			Jun. 30, 2026	Dec. 31, 2027	Dec. 31, 2027	Sep. 15, 2020	Sep. 15, 2020	Apr. 01, 2020	Apr. 01, 2020						Jul. 31, 2017	Jul. 31, 2017		Aug. 01, 2022	Aug. 01, 2022		Jul. 30, 2027	Jul. 30, 2027		Mar. 13, 2023	Mar. 13, 2023		Jul. 31, 2020	Jul. 31, 2020		Jul. 31, 2023	Jul. 31, 2023		Jul. 31, 2028	Jul. 31, 2028				Dec. 29, 2025	Dec. 29, 2025	Dec. 29, 2020	Dec. 29, 2020	Dec. 22, 2020	Dec. 22, 2020	Nov. 01, 2023	Nov. 01, 2023		Jul. 01, 2025	Jul. 01, 2025		Jun. 15, 2028	Jun. 15, 2028		Feb. 15, 2020		Sep. 15, 2026		Dec. 15, 2027		Oct. 01, 2023	Oct. 01, 2023	Oct. 01, 2031	Oct. 01, 2031	Mar. 01, 2020	Mar. 01, 2020	Dec. 01, 2017	Dec. 01, 2017
Debt instrument, repayment terms				The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.	The notes are interest only, payable semi-annually in arrears.						The variable interest rate is determined by the remarketing agent	The variable interest rate is determined by the remarketing agent								The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.		The notes are interest only, payable semi-annually.	The notes are interest only, payable semi-annually.					The notes are interest only, payable semi-annually, until June 2016 with semi-annual interests payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes are interest only, payable semi-annually, until June 2016 with semi-annual interests payments and an annual principal repayment of U.S. $5,000 thereafter.	The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.		The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.		The notes have interest only payments, payable semi-annually.	The notes have interest only payments, payable semi-annually.		The bonds have interest only payments.		The bonds have interest only payments.		The bonds have interest only payments.		The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The bonds have principal and interest payments, payable monthly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.	The loans have principal and interest payments, payable monthly and quarterly in arrears.
Debt instrument, effective interest rate													1.72%	2.29%